Shareholder Fees {- Fidelity Flex Opportunistic Insights Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Flex Opportunistic Insights Fund PRO-06 | Fidelity Flex Opportunistic Insights Fund
Shareholder Fees:
(fees paid directly from your investment)	none